Note 9 - Financial Assets at Fair Value Through Profit or Loss - Derivative Financial Assets FVTPL (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Derivative Financial Assets FVTPL Abstract
Foreign Currency Forwards Assets	$ 591,418,000	$ 162,494,000	$ 52,798,000
Interest Rate Swaps Assets	0	48,262,000	46,189,000
Total Derivative Financial Assets FVTPL	$ 591,418,000	$ 210,756,000	$ 98,987,000